CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net income (loss)	$ 313	$ (249)	$ 248
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	725	716	699
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	625	545	447
(Gain) loss from disposal of assets	27	4	(2)
Loss on repurchase of Notes	64	60
Undistributed income (loss) of unconsolidated subsidiaries	(39)	5	40
Other non-cash items	295	195	331
Changes in operating assets and liabilities:
Provisions	233	46	(48)
Deferred income taxes	122	65	119
Trade and financing receivables related to sales, net	(657)	(97)	279
Inventories, net	(213)	106	473
Trade payables	344	96	(161)
Other assets and liabilities	176	616	361
Net cash provided by operating activities	2,015	2,108	2,786
Investing activities:
Additions to retail receivables	(4,078)	(3,951)	(4,498)
Collections of retail receivables	4,384	4,569	5,146
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	17	12	11
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	850	660	726
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments	(492)	(503)	(656)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(1,743)	(1,631)	(1,851)
Other	130	(77)	174
Net cash used in investing activities	(932)	(921)	(948)
Financing activities:
Proceeds from long-term debt	15,896	12,629	9,927
Payments of long-term debt	(16,802)	(13,770)	(10,668)
Net increase (decrease) in other financial liabilities	54	(132)	96
Dividends paid	(168)	(207)	(297)
Other	(25)	(58)	23
Net cash used in financing activities	(1,045)	(1,538)	(919)
Effect of foreign exchange rate changes on cash and cash equivalents	375	(16)	(698)
Increase (decrease) in cash and cash equivalents	413	(367)	221
Cash and cash equivalents, beginning of year	5,017	5,384	5,163
Cash and cash equivalents, end of year	$ 5,430	$ 5,017	$ 5,384